Organization and Significant Accounting Policies - FP Land LLC (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization and Significant Accounting Policies
Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated balance sheets and disclosures of contingent assets and liabilities at the dates of the balance sheets. Actual results could materially differ from those estimates.

Use of Estimates

        The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated balance sheets and disclosures of contingent assets and liabilities at the dates of the balance sheets. Actual results could materially differ from those estimates.

Deferred Offering Costs

Offering Costs

In connection with the IPO, affiliates of the Company incurred legal, accounting, and related costs, which were reimbursed by the Company upon the consummation of the IPO. Such costs were deducted from the gross proceeds from the IPO. IPO costs had not been accrued as of March 31, 2014 because the Company did not have an obligation to reimburse its affiliates for such costs until the closing of the IPO. As of March 31, 2014, the Company’s affiliates had incurred costs in connection with the IPO of $1,225,521.

Offering Costs

        In connection with the Offering, affiliates have incurred or will incur legal, accounting, and related costs, which will be reimbursed by the Company upon the consummation of the Offering. Such costs will be deducted from the gross proceeds from the Offering. Offering costs have not been accrued because the Company does not have an obligation to reimburse its affiliates for such costs until the closing of the Offering. As of December 31, 2013, the Company's affiliates had incurred costs in connection with the Offering of $699,013.

Income Taxes

Income Taxes

As a REIT, the Company will be permitted to deduct dividends paid to its stockholders, thereby eliminating the U.S. federal taxation of income represented by such distributions at the Company level, provided certain requirements are met. REITs are subject to a number of organizational and operational requirements. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to U.S. federal income tax (including any applicable alternative minimum tax) on its taxable income at regular corporate tax rates.

Income Taxes

        As a REIT, the Company will be permitted to deduct dividends paid to its stockholders, eliminating the U.S. federal taxation of income represented by such distributions at the Company level, provided certain requirements are met. REITs are subject to a number of organizational and operational requirements. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to U.S. federal income tax (including any applicable alternative minimum tax) on its taxable income at regular corporate tax rates.

FP Land LLC, predecessor business
Organization and Significant Accounting Policies
Principles of Combination and Consolidation

Principles of Combination and Consolidation

The accompanying combined consolidated financial statements of the Company are presented on a “carve-out” basis from the consolidated financial statements of Pittman Hough Farms, based on the historical results of operations, cash flows, assets and liabilities of properties contributed to the Company. These financial statements include costs incurred directly in conjunction with the Company’s assets and liabilities. They also include allocations of corporate expenses based on the following criteria: travel costs specifically identified, an allocation of management’s salaries based on percentage of time members of management spent on Company matters, consulting fees for bookkeeping, applicable third-party costs for tax filing and an allocation of liability insurance based on an estimation of cost per acre. Management believes that the assumptions and estimates used in preparation of the underlying combined consolidated financial statements are reasonable. However, the combined consolidated financial statements herein do not necessarily reflect what the Company’s financial position, results of operations or cash flows would have been if the Company had been a stand-alone company during the periods presented. Had the Company been a stand alone entity, it would have likely incurred additional expenses for personnel, office space and similar other general and administrative costs. As a result, historical financial information is not necessarily indicative of the Company’s future results of operations, financial position or cash flows. The Company consolidates the Ownership Entities, both of which were wholly owned subsidiaries of the Company, as of March 31, 2014.

The information in the Company’s consolidated financial statements for the three months ended March 31, 2014 and 2013 is unaudited.  All significant inter-company balances and transactions have been eliminated in consolidation.  The accompanying financial statements for the three months ended March 31, 2014 and 2013 include adjustments based on management’s estimates (consisting of normal and recurring accruals), which the Company considers necessary for a fair presentation of the results for the periods.  The financial information should be read in conjunction with the combined consolidated financial statements for the year ended December 31, 2013, included in the final prospectus relating to the IPO, dated April 10, 2014, which the REIT filed with the Securities and Exchange Commission (the “SEC”).  Operating results for the three months ended March 31, 2014 are not necessarily indicative of actual operating results for the entire year.

Principles of Combination and Consolidation

        The accompanying combined consolidated financial statements of the Company are presented on a "carve-out" basis from the consolidated financial statements of Pittman Hough Farms, based on the historical results of operations, cash flows, assets and liabilities of properties contributed to the Company. These financial statements include costs incurred directly in conjunction with the Company's assets and liabilities. They also include allocations of corporate expenses based on the following criteria: 25% of total travel costs (based on management's estimate of the actual allocation of travel expenses), an allocation of management's salaries based on the percentage of time members of management spent on Company matters, consulting fees for bookkeeping, applicable third-party costs for tax filing and an allocation of liability insurance based on an estimation of cost per acre. Management believes that the assumptions and estimates used in preparation of the underlying combined consolidated financial statements are reasonable. However, the combined consolidated financial statements herein do not necessarily reflect what the Company's financial position, results of operations or cash flows would have been if the Company had been a stand-alone company during the periods presented. Had the Company been stand alone, it would have likely incurred additional expenses for personnel, office space and similar other general and administrative costs. As a result, historical financial information is not necessarily indicative of the Company's future results of operations, financial position or cash flows. The Company consolidates the Ownership Entities, both of which are wholly owned subsidiaries of the Company.

Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates.

Use of Estimates

        The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates.

Real Estate Acquisitions

Real Estate Acquisitions

The Company accounts for all acquisitions in accordance with the business combinations standard. Upon acquisition of real estate, the Company allocates the purchase price of the real estate based upon the fair value of the assets and liabilities acquired, which historically have consisted of land, drainage improvements, irrigation improvements and grain facilities, and may also consist of intangible assets including in-place leases, above market and below market leases and tenant relationships. The Company allocates the purchase price to the fair value of the tangible assets of acquired real estate by valuing the land as if it were unimproved. The Company values improvements, including grain facilities, at replacement cost as new adjusted for depreciation. Management’s estimates of land value are made using a comparable sales analysis. Factors considered by management in its analysis include soil types and water availability, the sale prices of comparable farms, and the replacement cost and residual useful life of land improvements. The Company has not previously acquired properties subject to above or below market leases. If above and below market leases are acquired, the Company will value the intangible assets based on the present value of the difference between prevailing market rates and the in-place rates measured over a period equal to the remaining term of the lease for above market leases and the initial term plus the term of any below market fixed rate renewal options for below market leases that are considered bargain renewal options. The above market lease values will be amortized as a reduction of rental income over the remaining term of the respective leases, and the below market lease values will be amortized as an increase to rental income over the remaining initial terms plus the terms of any below market fixed rate renewal options that are considered bargain renewal options of the respective leases.

As of March 31, 2014 and December 31, 2013, the Company did not have any in-place lease or tenant relationship intangibles. The purchase price is allocated to in-place lease values and tenant relationships, if they are acquired, based on the Company’s evaluation of the specific characteristics of each tenant’s lease and its overall relationship with the tenant. The value of in-place lease intangibles and tenant relationships will be included as components of deferred leasing intangibles, and will be amortized over the remaining lease term (and expected renewal periods of the respective leases for tenant relationships) as adjustments to depreciation and amortization expense. If a tenant terminates its lease early, the unamortized portion of leasing commissions, above and below market leases, the in-place lease value and tenant relationships will be immediately written off.

Using information available at the time of acquisition, the Company allocates the total consideration to tangible assets and liabilities and identified intangible assets and liabilities. The Company may adjust the preliminary purchase price allocations after obtaining more information about asset valuations and liabilities assumed.

Acquisition costs and due diligence expenses related to business combinations are expensed as incurred and are included in acquisition costs, professional fees and travel expense on the combined consolidated statement of operations. When the Company acquires land in an asset acquisition, related acquisition costs are included in the cost of the asset.

Real Estate Acquisitions

        The Company accounts for all acquisitions in accordance with the business combinations standard. Upon acquisition of real estate, the Company allocates the purchase price of the real estate based upon the fair value of the assets and liabilities acquired, which historically have consisted of land, drainage improvements, irrigation improvements and grain facilities, and may also consist of intangible assets including in-place leases, above market and below market leases and tenant relationships. The Company allocates the purchase price to the fair value of the tangible assets of acquired real estate by valuing the land as if it were unimproved. The Company values improvements, including grain facilities, at replacement cost as new adjusted for depreciation. Management's estimates of land value are made using a comparable sales analysis. Factors considered by management in its analysis include soil types and water availability, the sale prices of comparable farms, and the replacement cost and residual useful life of land improvements. The Company has not previously acquired properties subject to above or below market leases. If above and below market leases are acquired, the Company will value the intangible based on the present value of the difference between prevailing market rates and the in-place rates measured over a period equal to the remaining term of the lease for above market leases and the initial term plus the term of any below market fixed rate renewal options for below market leases that are considered bargain renewal options. The above market lease values will be amortized as a reduction of rental income over the remaining term of the respective leases, and the below market lease values will be amortized as an increase to rental income over the remaining initial terms plus the terms of any below market fixed rate renewal options that are considered bargain renewal options of the respective leases.

        As of December 31, 2013 and 2012, the Company did not have any in-place lease or tenant relationship intangibles. The purchase price is allocated to in-place lease values and tenant relationships, if they are acquired, based on the Company's evaluation of the specific characteristics of each tenant's lease and its overall relationship with the tenant. The value of in-place lease intangibles and tenant relationships will be included as components of deferred leasing intangibles, and will be amortized over the remaining lease term (and expected renewal periods of the respective leases for tenant relationships) as adjustments to depreciation and amortization expense. If a tenant terminates its lease early, the unamortized portion of leasing commissions, above and below market leases, the in-place lease value and tenant relationships will be immediately written off.

        Using information available at the time of acquisition, the Company allocates the total consideration to tangible assets and liabilities and identified intangible assets and liabilities. The Company may adjust the preliminary purchase price allocations after obtaining more information about asset valuations and liabilities assumed.

        Acquisition costs and due diligence expenses related to business combinations are expensed as incurred and are included in acquisition costs, professional fees and travel expense on the combined consolidated statement of operations. When the Company acquires land in an asset acquisition, related acquisition costs are included in the purchase price of the asset.

Real Estate

Real Estate

The Company’s real estate consists of land and improvements made to the land consisting of grain facilities, irrigation improvements and drainage improvements. The Company records real estate at cost and capitalizes improvements and replacements when they extend the useful life or improve the efficiency of the asset.

The Company expenses costs of repairs and maintenance as such costs are incurred. The Company computes depreciation for assets classified as improvements using the straight-line method over their estimated useful lives as follows:

Years
Grain facilities	20-25
Irrigation improvements	20-30
Drainage improvements	30-65

When a sale occurs, the Company recognizes the associated gain when all consideration has been transferred, the sale has closed and there is no material continuing involvement. If a sale is expected to generate a loss, the Company first assesses it through the impairment evaluation process—see “Impairment” below. The Company will classify real estate as discontinued operations if it is classified as held for sale or the real estate has been sold.

Real Estate

        The Company's real estate consists of land and improvements made to the land consisting of grain facilities, irrigation improvements and drainage improvements. The Company records real estate at cost and capitalizes improvements and replacements when they extend the useful life or improve the efficiency of the asset.

        The Company expenses costs of repairs and maintenance as such costs are incurred. The Company computes depreciation for assets classified as improvements using the straight-line method over their estimated useful lives as follows:

Years
Grain facilities	20 - 25
Irrigation improvements	20 - 30
Drainage improvements	30 - 65

        When a sale occurs, the Company recognizes the associated gain when all consideration has been transferred, the sale has closed and there is no material continuing involvement. If a sale is expected to generate a loss, the Company first assesses it through the impairment evaluation process—see "Impairment" below. The Company will classify real estate as discontinued operations if it is classified as held for sale or the real estate has been sold.

Impairment

Impairment

The Company evaluates its tangible and identifiable intangible real estate assets for impairment indicators whenever events such as declines in a property’s operating performance, deteriorating market conditions or environmental or legal concerns bring recoverability of the carrying value of one or more assets into question. If such events are present, the Company projects the total undiscounted cash flows of the asset, including proceeds from disposition, and compares them to the net book value of the asset. If this evaluation indicates that the carrying value may not be recoverable, an impairment loss is recorded in earnings equal to the amount by which the carrying value exceeds the fair value of the asset. There have been no impairments recognized on real estate assets in the accompanying financial statements.

Impairment

        The Company evaluates its tangible and identifiable intangible real estate assets for impairment indicators whenever events such as declines in a property's operating performance, deteriorating market conditions or environmental or legal concerns bring recoverability of the carrying value of one or more assets into question. If such events are present, the Company projects the total undiscounted cash flows of the asset, including proceeds from disposition, and compares them to the net book value of the asset. If this evaluation indicates that the carrying value may not be recoverable, an impairment loss is recorded in earnings equal to the amount by which the carrying value exceeds fair value of the asset. There have been no impairments recognized on real estate assets in the accompanying financial statements.

Deferred Financing Fees

Deferred Financing Fees

Deferred financing fees include costs incurred by Pittman Hough Farms in obtaining debt that are capitalized and have been allocated to the Company. Deferred financing fees are amortized using the straight-line method, which approximates the effective interest method, over the terms of the related indebtedness. Any unamortized amounts upon early repayment of mortgage notes payable are written off in the period of repayment. Fully amortized deferred financing fees are removed from the books upon maturity of the underlying debt. Accumulated amortization of deferred financing fees was $55,771 and $41,663 as of March 31, 2014 and December 31, 2013, respectively.

Deferred Financing Fees

        Deferred financing fees include costs incurred by Pittman Hough Farms in obtaining debt that are capitalized and have been allocated to the Company. Deferred financing fees are amortized using the straight-line method, which approximates the effective interest method, over the terms of the related indebtedness. Any unamortized amounts upon early repayment of mortgage notes payable are written off in the period of repayment. Fully amortized deferred financing fees are removed from the books upon maturity of the underlying debt. Accumulated amortization of deferred financing fees was $41,663 and $67,588 as of December 31, 2013 and 2012, respectively.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs include the direct costs incurred by the Company in conjunction with the IPO.  The IPO was completed April 16, 2014, at which time, the deferred offering costs were recorded as a reduction of the proceeds.

Deferred Offering Costs

        Deferred offering costs include the direct costs incurred by the Company in conjunction with the Offering. At the completion of the Offering the deferred offering costs will be recorded as a reduction of the proceeds. If the Offering is abandoned, the deferred offering costs will be charged to operations in the period of abandonment.

Cash

Cash

The Company’s cash at March 31, 2014 and December 31, 2013 was held in the custody of two financial institutions, and the Company’s balance at any given financial institution may at times exceed federally insurable limits. The Company monitors balances with individual financial institutions to mitigate risks relating to balances exceeding such limits.

Cash

        The Company's cash at December 31, 2013 and 2012 was held in the custody of two financial institutions, and the Company's balance at any given financial institution may at times exceed federally insurable limits. The Company monitors balances with individual financial institutions to mitigate risks relating to balances exceeding such limits.

Accounts Receivable

Accounts Receivable

Accounts receivable are presented at face value, net of the allowance for doubtful accounts. The allowance for doubtful accounts is established through provisions charged against income and is maintained at a level believed adequate by management to absorb estimated bad debts based on historical experience and current economic conditions. The allowance for doubtful accounts was $0 as of March 31, 2014 and December 31, 2013.

Accounts Receivable

        Accounts receivable are presented at face value, net of the allowance for doubtful accounts. The allowance for doubtful accounts is established through provisions charged against income and is maintained at a level believed adequate by management to absorb estimated bad debts based on historical experience and current economic conditions. The allowance for doubtful accounts was $0 as of December 31, 2013 and 2012.

Revenue Recognition

Revenue Recognition

Rental income includes rents and reimbursement of real estate taxes that each tenant pays in accordance with the terms of its lease. All leases in the period ended March 31, 2013 had a term of one year with no renewal options or rent escalations.  Leases for substantially all of the properties required payment of rent in installments upon the Company’s request.  Revenue for the leases is recognized on a pro rata basis over the lease term.  One lease had rental payments that are received in kind through transfer of ownership of a percentage of the tenant’s crops.  Rental revenue under that lease is recognized upon receipt of the crop inventory.

Certain leases in the period ended March 31, 2014 had terms ranging from one to three years with no renewal options or rent escalations.  Leases on 36 of our properties require rent to be payable within 10 days after the completion of the IPO and with one lease being payable in installments.  Revenue for the leases is recognized on a pro rata basis over the lease term.  One lease has rental payments due at harvest equal to 25% of the tenants annual farming revenue.  Rental revenue under that lease is recognized upon notification from the tenant of the tenants annual farming revenue.

Beginning January 1, 2013, all but two of the Company’s leases required the tenants to pay all expenses incurred during the lease term in connection with the leased farms including property taxes and maintenance; therefore, the Company will not incur these costs unless the tenant becomes unable to bear the costs.  When it becomes probable that a tenant has become unable to bear the property related costs, the Company will accrue the estimated expense.

Under the terms of the leases that were in place into upon the completion of the IPO, the leases on two of our properties require the tenant to reimburse the Company for the 2013 real estate taxes the Company pays on the properties covered by the leases in 2014.  Leases on 36 of our properties require the tenant to directly pay the 2013 property taxes due in 2014; however, beginning in 2015, the Company will pay the property taxes related to each of the farms and will be reimbursed by our tenants for those property taxes no later than December 1 of each year.  Taxes paid by the Company and their subsequent reimbursement are recognized under property operating expenses as incurred and tenant reimbursements as earned or contractually due, respectively.

Revenue Recognition

        Rental income includes rents and reimbursement of real estate taxes that each tenant pays in accordance with the terms of its lease. All leases in the fiscal years ending December 31, 2013 and 2012 had a term of one year with no renewal options or rent escalations. Leases for substantially all of the properties require payment of rent in installments upon the Company's request. Revenue for the leases is recognized on a pro rata basis over the lease term. One lease has rental payments that are received in kind through transfer of ownership of a percentage of the tenant's crops. Rental revenue under that lease is recognized upon the receipt of the crop inventory.

        Beginning January 1, 2013, all but two of the Company's leases required the tenants to pay all expenses incurred during the lease term in connection with the leased farms including property taxes and maintenance; therefore, the Company will not incur these costs unless the tenant becomes unable to bear the costs. When it becomes probable that a tenant has become unable to bear the property related costs, the Company will accrue the estimated expense. Included in property taxes for the year ended December 31, 2013 is the correction of $21,767 in errors in the 2012 and 2011 net property tax expense that resulted in understatement of expenses of $10,622 and $11,145, respectively. Management evaluated the impact of the error on the 2011, 2012 and 2013 financial statements and determined that the impact in each year was immaterial. Accordingly, the Company has recorded the correction in the 2013 financial statements. In 2012, under the terms of their respective leases, all but two of the tenants were required to reimburse the Company for the real estate taxes the Company pays on the properties covered by the leases. Taxes paid and their subsequent reimbursement were recognized under property operating expenses as incurred and tenant reimbursements as earned or contractually due, respectively.

Income Taxes

Income Taxes

The Company does not incur income taxes; instead, its earnings are included on the owners’ personal income tax returns and taxed depending on their personal tax circumstances. The accompanying financial statements, therefore, do not include a provision for income taxes. It is the Company’s policy to provide for uncertain tax positions and the related interest and penalties based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. The Company files income tax returns in the U.S. federal jurisdiction and applicable state jurisdictions. The Company is subject to U.S. federal and state income tax examinations by tax authorities generally for a period of three years after filing.

Income Taxes

        The Company does not incur income taxes; instead, its earnings are included on the owners' personal income tax returns and taxed depending on their personal tax situations. The accompanying financial statements, therefore, do not include a provision for income taxes. It is the Company's policy to provide for uncertain tax positions and the related interest and penalties based upon management's assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. The Company files income tax returns in the U.S. federal jurisdiction and applicable state jurisdictions. The Company is subject to U.S. federal and state income tax examinations by tax authorities generally for a period of three years after filing.

Segment Reporting

Segment Reporting

The Company does not evaluate performance on a farm specific or transactional basis and does not distinguish its principal business or group its operations on a geographical basis for purposes of measuring performance. Accordingly, the Company believes it has a single operating segment for reporting purposes in accordance with GAAP.

Segment Reporting

        The Company does not evaluate performance on a farm specific or transactional basis and does not distinguish its principal business or group its operations on a geographical basis for purposes of measuring performance. Accordingly, the Company believes it has a single operating segment for disclosure purposes in accordance with GAAP.

Recently Issued Accounting Guidance and New or Revised Accounting Standards Not Yet Effective

Recently Issued Accounting Guidance

        The Financial Accounting Standards Board (the "FASB") issued Accounting Standards Update No. 2014-08, "Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity." Under this revised guidance, only disposals representing a strategic shift in operations, such as a disposal of a major geographic area, a major line of business or a major equity method investment, will be presented as discontinued operations. The standard requires prospective application and will be effective for interim and annual periods beginning on or after December 15, 2014 with early adoption permitted. The early adoption provision excludes components of an entity that were sold or classified as held for sale prior to the adoption of the standard.

        The Company elected to early adopt this standard effective January 1, 2014. Because there were no dispositions for the quarter ended March 31, 2014 and guidance is applied prospectively, there was no impact to the Company's statements of operations or financial position.

New or Revised Accounting Standards Not Yet Effective

        In May 2014, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2014-09, Revenue from Contracts with Customers: Topic 606 ("ASU 2014-09"). ASU 2014-09 amends the guidance for revenue recognition to replace numerous, industry-specific requirements and converges areas under this topic with those of the International Financial Reporting Standards. The ASU implements a five-step process for customer contract revenue recognition that focuses on transfer of control, as opposed to transfer of risk and rewards. The amendment also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenues and cash flows from contracts with customers. Other major provisions include the capitalization and amortization of certain contract costs, ensuring the time value of money is considered in the transaction price, and allowing estimates of variable consideration to be recognized before contingencies are resolved in certain circumstances. The amendments in this ASU are effective for reporting periods beginning after December 15, 2016, and early adoption is prohibited. Entities can transition to the standard either retrospectively or as a cumulative-effect adjustment as of the date of adoption. Management is currently assessing the impact the adoption of ASU 2014-09 will have on the Company's combined consolidated financial statements.